Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES:
Net income (loss)	$ 1,562	$ 198	$ 714
Adjustments to reconcile to net cash provided (used) by operating activities:
Depreciation and amortization	1,842	1,721	1,714
Provision (benefit) for deferred income taxes	509	108	376
Equity (earnings) losses	(608)	(328)	(375)
Distributions from unconsolidated affiliates	757	653	657
Gain on disposition of equity-method investments (Note 9)	0	0	(122)
(Gain) loss on deconsolidation of businesses (Note 9)	0	0	29
Impairment of goodwill (Note 17)	0	187	0
Impairment of equity-method investments (Note 17)	0	1,046	186
Impairment of certain assets (Note 17)	2	182	464
Net unrealized (gain) loss from derivative instruments	109	0	(3)
Amortization of stock-based awards	81	52	57
Cash provided (used) by changes in current assets and liabilities:
Accounts receivable	(545)	(2)	34
Inventories	(124)	(11)	5
Other current assets and deferred charges	(63)	11	21
Accounts payable	643	(7)	(46)
Accrued liabilities	58	(309)	153
Changes in current and noncurrent derivative assets and liabilities	(277)	(4)	3
Other, including changes in noncurrent assets and liabilities	(1)	(1)	(174)
Net cash provided (used) by operating activities	3,945	3,496	3,693
FINANCING ACTIVITIES:
Proceeds from long-term debt	2,155	3,899	767
Payments of long-term debt	(894)	(3,841)	(909)
Proceeds from issuance of common stock	9	9	10
Common dividends paid	(1,992)	(1,941)	(1,842)
Dividends and distributions paid to noncontrolling interests	(187)	(185)	(124)
Proceeds from Noncontrolling Interests	9	7	36
Payments for debt issuance costs	(26)	(20)	0
Other – net	(16)	(13)	(17)
Net cash provided (used) by financing activities	(942)	(2,085)	(745)
INVESTING ACTIVITIES:
Capital expenditures (1)	(1,239)	(1,239)	(2,109)
Dispositions – net	(8)	(36)	(40)
Contributions in aid of construction	52	37	52
Purchases of businesses, net of cash acquired (Note 3)	(151)	0	(728)
Proceeds from dispositions of equity-method investments (Note 9)	1	0	485
Purchases of and contributions to equity-method investments (Note 9)	(115)	(325)	(453)
Other – net	(5)	5	(34)
Net cash provided (used) by investing activities	(1,465)	(1,558)	(2,827)
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect, Total	1,538	(147)	121
Cash and cash equivalents at beginning of year	142	289	168
Cash and cash equivalents at end of year	1,680	142	289
Additional Cash Flow Elements and Supplemental Cash Flow Information [Abstract]
(1) Increases to property, plant, and equipment	(1,305)	(1,160)	(2,023)
Changes in related accounts payable and accrued liabilities	66	(79)	(86)
Capital expenditures	(1,239)	(1,239)	(2,109)
Northeast JV [Member]
FINANCING ACTIVITIES:
Proceeds from Noncontrolling Interests	$ 0	$ 0	$ 1,334